INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING (Tables)	12 Months Ended
Dec. 31, 2019
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Schedule of money market operations recognized as liabilities

The following table sets forth information regarding the money market operations recognized as liabilities in the statement of financial position:

Interbank and repurchase agreements and other similar secured borrowing	December 31, 2019	December 31, 2018
In millions of COP
Interbank Deposits
Interbank liabilities	1,363,679	1,374,222
Total interbank	1,363,679	1,374,222
Repurchase agreements and other similar secured borrowing
Short selling operations	555,337	136,786
Temporary transfer of securities	758,400	2,178,769
Total Repurchase agreements and other similar secured borrowing (1)	1,313,737	2,315,555
Total money market transactions	2,677,416	3,689,777
(1)	Total repo liabilities have maturities of less than 30 days.

Schedule of repurchases and resale transactions

The table below presents repurchases and resale transactions included in the consolidated statement of financial position at December 31, 2019 and 2018:

As of December 31, 2019

			Net balance
	Assets /	Amounts offset in	presented in the	Financial	Assets /
	liabilities gross	the statement of	statement of financial	instruments as	liabilities
		financial position	position	collaterals	net
In millions of COP
Securities purchased under resale agreements	3,016,064	-	3,016,064	(3,016,064)	-
Securities sold under repurchase agreements	(1,313,737)	-	(1,313,737)	1,313,737	-
Total repurchase and resale agreements	1,702,327	-	1,702,327	(1,702,327)	-

As of December 31, 2018

			Net balance
	Assets /	Amounts offset in	presented in the	Financial	Assets /
	liabilities gross	the statement of	statement of financial	instruments as	liabilities
		financial position	position	collaterals	net
In millions of COP
Securities purchased under resale agreements	931,820	-	931,820	(931,820)	-
Securities sold under repurchase agreements	(2,315,555)	-	(2,315,555)	2,315,555	-
Total repurchase and resale agreements	(1,383,735)	-	(1,383,735)	1,383,735	-